PRINCIPAL ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2019
Summary of Company's major VIEs and VIE's subsidiaries
The following is a summary of the Company’s major VIEs and VIEs’ subsidiaries:

Name of VIE and VIEs’ subsidiaries	Date of establishment/acquisition

Shanghai Ctrip Commerce Co., Ltd. (“Shanghai Ctrip Commerce”)	Established on July 18, 2000

Shanghai Huacheng Southwest International Travel Agency Co., Ltd. (“Shanghai Huacheng”, formerly known as Shanghai Huacheng Southwest Travel Agency Co., Ltd.)	Established on March 13, 2001

Chengdu Ctrip Travel Agency Co., Ltd. (“Chengdu Ctrip”)	Established on January 8, 2007

Beijing Qu Na Information Technology Company Limited (“Qunar Beijing”)	Established on March 17, 2006

Summary of consolidated balance sheet information of VIEs

	As of December 31,
	2018	2019
	RMB(in millions)	RMB(in millions)
Total assets	26,574	33,394
Less: Inter-company receivables	(5,228)	(8,235)
Total assets excluding inter-company	21,346	25,159
Total liabilities	23,405	29,594
Less: Inter-company payables	(14,117)	(18,689)
Total liabilities excluding inter-company	9,288	10,905

Summary of consolidated results of operations information of VIEs

	For the year ended December 31,
	2017	2018	2019
	RMB(in millions)	RMB(in millions)	RMB(in millions)
Net revenues	8,237	8,357	9,572
Cost of revenues	2,490	2,983	3,627
Net income	863	170	89

Summary of consolidated results of cash flows information of VIEs

	For the year ended December 31,
	2017	2018	2019
	RMB(in millions)	RMB(in millions)	RMB(in millions)
Net cash provided by/ (used in) operating activities	1,232	591	(517)
Net cash used in investing activities	—	—	—
Net cash provided by financing activities	—	—	—

Schedule of property, equipment and software estimated useful lives

Building	30 - 40 years
Leasehold improvements	Lesser of the term of the lease or the estimated useful lives of the assets
Website-related equipment	3-5 years
Computer equipment	3 - 5 years
Furniture and fixtures	3 - 5 years
Software	3 - 5 years

Allowance for doubtful accounts

	2017	2018	2019
	RMB (in millions)
Balance at beginning of year	59	129	156
Provision for doubtful accounts	98	69	191
Write-offs	(28)	(42)	(91)

Balance at end of year	129	156	256

Company's share option activity under all the incentive plans
The following table summarized the Company’s share option activity under all the option plans, which has reflected the effect of the Exchange of Qunar Share Incentive Plans (in US$, except shares):

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value (in millions)
Outstanding at December 31, 2016	5,532,515	157.82	4.54	900
Granted (including grants in exchange for Qunar options )	631,166	43.03
Exercised	(1,353,697)	68.95
Forfeited	(99,226)	133.92
Outstanding at December 31, 2017	4,710,758	168.80	4.72	867
Granted	3,286,756	204.65
Exercised	(1,050,382)	92.58
Forfeited	(238,124)	171.61
Outstanding at December 31, 2018	6,709,008	198.19	5.62	366
Granted	1,690,090	158.95
Exercised	(735,416)	91.14
Forfeited	(240,747)	167.40
Modified	(835,849)	338.91
Converted from modification	209,026	0.01
Outstanding at December 31, 2019	6,796,112	177.71	5.63	679
Vested and expect to vest at December 31, 2019	6,453,834	177.98	5.56	643
Exercisable at December 31, 2019	2,517,635	186.23	3.30	229

Assumptions of Black-Scholes pricing model

	2017	2018	2019
Risk-free interest rate	1.73%-1.94%	2.52%-3.09%	1.40%-2.44%
Expected life (years)	5.0	5.0	5.0
Expected dividend yield	0%	0%	0%
Volatility	46%-48%	42%- 44%	42%-43%
Fair value of options at grant date per share	from US$ 142.29 to US$ 430.87	from US$ 88.51 to US$ 350.71	from US$90.96 to US$259.03

Schedule of restricted share activities under all incentive plans
The following table summarized the Company’s RSUs activities under all incentive plans (in US$, except shares):

	Number of Shares	Weighted average grant date fair value(US$)
Restricted shares

Unvested at December 31, 2016	1,462,239	263.28

Granted	15,664	323.92
Vested	(285,375)	191.21
Forfeited	(96,806)	274.71

Unvested at December 31, 2017	1,095,722	281.91

Granted	87,465	331.69
Vested	(471,773)	261.48
Forfeited	(74,208)	294.08

Unvested at December 31, 2018	637,206	302.45

Granted	18,750	298.64
Vested	(119,334)	295.11
Forfeited	(35,526)	309.72

Unvested at December 31, 2019	501,096	303.54

Summary of components of other income

	2017	2018	2019
	RMB ( in millions )
Fair value changes of equity securities investments	—	(3,064)	2,334
(Provision)/settlement of provision and contingent liability balances related to an equity method investment (Note 13)	(967)	(61)	603
Subsidy income	264	469	589
Gain on disposal of long-term investments (Note 7)	1,416	1,181	318
Gain from the re-measurement of the previously held equity interest to the fair value in the business acquisition (Note 2)	—	249	196
Impairments of long-term investments	(411)	—	(205)
Foreign exchange gains/(losses)	469	(17)	(378)
Others	108	168	173
Total	879	(1,075)	3,630